Income Taxes - Reconciliation between Statutory and Effective Tax Rates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory income tax rate	26.50%	26.50%
Income before income tax expense	$ 1,151	$ 1,011
Income tax expense at statutory rate of 26.5% (2020 - 26.5%)	305	268
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(81)	(102)
Impact of tax deductions from deferred tax asset sharing	(38)	(41)
Impact of tax recovery from deferred tax asset sharing	47	0
Overheads capitalized for accounting but deducted for tax purposes	(22)	(21)
Interest capitalized for accounting but deducted for tax purposes	(16)	(13)
Environmental expenditures	(8)	(6)
Pension and post-retirement benefit contributions in excess of pension expense	(9)	(4)
Net temporary differences attributable to regulated business	(127)	(187)
Net permanent differences	0	1
Recognition of deferred income tax regulatory asset (Note 13)	0	(867)
Total income tax expense (recovery)	$ 178	$ (785)
Effective income tax rate	15.50%	(77.60%)